OTHER INTANGIBLE ASSETS, NET (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
2014	$ 2,260
2015	2,123
2016	1,768
2017	1,636
2018	1,245
2019 and thereafter	1,278
Other Intangible Assets Amortization Expense	$ 10,310